4. CONCESSIONS AND AUTHORIZATIONS (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Irape Enterprise [Member]
Disclosure Of Present Value And Nominal Value Portion To Be Paid [line items]
Percentage interest	100.00%
Amounts paid in 2019	R$ 2
Nominal value of amounts to be paid in the next 12 months	R$ 2
Queimadao Consortium Enterprise [Member]
Disclosure Of Present Value And Nominal Value Portion To Be Paid [line items]
Percentage interest	82.50%
Amounts paid in 2019	R$ 1
Nominal value of amounts to be paid in the next 12 months	R$ 1